Stockholders' Equity (Narrative) (Details) (USD $)	0 Months Ended		3 Months Ended				12 Months Ended		141 Months Ended	144 Months Ended		3 Months Ended	12 Months Ended				12 Months Ended
	Apr. 14, 2014	Mar. 07, 2014	Mar. 31, 2014		Mar. 31, 2013		Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013	Mar. 31, 2014		Mar. 31, 2014 Stock Options [Member]	Dec. 31, 2013 Stock Options [Member]	Dec. 31, 2012 Stock Options [Member]	Dec. 31, 2011 Stock Options [Member]	Dec. 31, 2013 2002 Stock Option Plan [Member] Stock Options [Member]	Dec. 31, 2013 2011 Equity Incentive Compensation Plan [Member] Stock Options [Member]
Common Stock
Common units issued, consisting of one share of common stock and one warrant to purchase one share of common stock, in connection with the first tranche of the 2014 Financing Transactions (in Shares)		2,898,030
Number of warrants included in each unit (in Shares)	1
Number of shares of common stock included in each unit (in Shares)	1
Down round provision, stock price floor applicable to future offering of units, below which down round protection is triggered for first tranche investors (in Dollars per Share)	$ 1.00
Period after issuance date, at which down-round provision expires if earlier than effectiveness of a registration statement with SEC (in Duration)		1 year
Stock issued in lieu of cash for services			35,000
Common stock, shares outstanding (in Shares)			27,869,863	[1]			24,936,833	24,761,832	24,936,833	27,869,863	[1]
Common stock, shares authorized (in Shares)			100,000,000	[1]			100,000,000	100,000,000	100,000,000	100,000,000	[1]
Preferred Stock
Preferred stock, shares authorized (in Shares)							10,000,000		10,000,000
Preferred stock, shares issued (in Shares)							0		0
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Options granted (in Shares)												2,319,263		890,000
Shares available and unissued (in Shares)			1,668,226							1,668,226						228,472	3,987,529
Options outstanding (in Shares)												6,184,703	3,865,440	3,865,440	3,156,948	2,975,440
Shares reserved for issuance (in Shares)							836,667	836,667	836,667								1,500,000
Number of remaining shares available but unissued added to the authorized/reserved option under the plan (in Shares)																	$ 228,472
Shares of common stock reserved for issuance pursuant to the 2011 plan (in Shares)																	1,728,472
Shares of common stock acquired from issuance of options (in Shares)																	890,000
Additional shares authorized (in Shares)																	3,000,000
Shares of common stock reserved for issuance, prior to additional share increase (in Shares)																	1,877,529
Shares of common stock reserved for issuance, subsequent to additional share increase (in Shares)																	4,877,529
Percentage of stockholders of issued and outstanding voting and common stock, to approve additional shares reserved for issuance under the plan (in Percent)																	69.00%
Exercise of stock options (in Shares)							0							32,451
Stock-based compensation			248,822	[1]	25,438	[1]	101,753	160,237	533,554	782,376	[1]
Unrecognized stock-based compensation expense related to non-vested awards			696,499				194,485		194,485	696,499
Unrecognized stock-based compensation expense related to non-vested awards, period for recognition (in Duration)			2 years 10 months 21 days				2 years 7 days
Aggregate intrinsic value, outstanding stock options			3,245,404				2,549,625		2,549,625	3,245,404
Aggregate intrinsic value, options exercisable			2,761,905				2,510,883		2,510,883	2,761,905
Aggregate intrinsic value of stock options exercised								$ 30,651
Warrants
Warrants issued to purchase common stock (in Shares)	4,420,530	2,898,030
Exercise price of warrants (in Dollars per Unit)	1.00
Warrants issued, maximum period of expiration (in Duration)	4 years
Down round provision, stock price floor applicable to future offering of units, below which down round protection is triggered for first tranche investors (in Dollars per Share)	$ 1.00
Warrants issued and outstanding (in Shares)			15,252,548							15,252,548
Weighted average exercise price, warrants outstanding (in Dollars per Share)			$ 1.33							$ 1.33
Weighted average remaining life, warrants oustanding (in Duration)			4 years 1 month 28 days

[1]	(Unaudited)